Interest expense and finance costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 8,826,263	$ 6,921,679
Amortization of deferred financing charges			1,778,021	1,472,030
Interest expense and finance costs	$ 5,693,363	$ 3,960,098	$ 10,604,284	$ 8,393,709